OPERATING AND FINANCE LEASES	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
OPERATING AND FINANCE LEASES
OPERATING AND FINANCE LEASES

The Company is obligated under various operating leases for office space and office equipment. Total lease expense incurred under these leases was approximately 13,972; 12,032 and 9,945 for the years ended December 31, 2017, 2016 and 2015, respectively.

During the year ended December 31, 2016, the Company recognized some agreements related to computer leases as finance leases. The related liability arises to 61 classified as current borrowings as of December 31, 2016.

The undiscounted amounts of future fixed minimum annual lease commitments are as follows at December 31, 2017:

Year	Amount

2018	12,823
2019	10,070
2020	7,906
2021	3,032
2022	1,202
Total	35,033